COMMITMENTS AND CONTINGENT LIABILITIES	6 Months Ended
Jun. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 7:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Pledges:

1.
The Company has pledged certain items of its equipment and the rights to any insurance claims on such items to secure its debts to banks, as well as placed floating liens on all of its remaining assets in favor of the banks.

2.	The Company has also pledged machines to secure its indebtedness to certain suppliers that provided financing for such equipment.

b.	Indemnification agreement:

The Company entered into an indemnification agreement with each of its directors and officers and undertook to enter into the same agreement with future directors and officers. Such indemnification amount will not exceed: (i) the value of 25% of the Company’s net equity according to the audited or reviewed financial statement known at the time the request for indemnification was submitted; or (ii) $3,000,000, whichever is greater.

The Israeli Companies Law provides that an Israeli company cannot exculpate an officer from liability with respect to a breach of his or her duty of loyalty. If permitted by its articles of association, a company may exculpate in advance an officer from his or her liability to the company, in whole or in part, with respect to a breach of his or her duty of care. However, a company may not exculpate in advance a director from his or her liability to the company with respect to a breach of his duty of care with respect to distributions.

The Company's articles of association allow it to exculpate any officer holder from his or her liability for breach of duty of care, to the maximum extent permitted by law, before or after the occurrence giving rise to such liability. The Company provided an exculpation letter to each of its directors and officers, and agreed to provide the same to future officers.

c.	Contingent Liabilities:

Environmental Related Matters

In connection with the change of control of the Company that resulted from Nistec’s acquisition of a controlling stake in the Company, Israeli law required the Company to obtain a new business permit in order to continue operating its business. The Company submitted an application for this permit and received a permit until 2099. The new permit is subject to certain conditions, especially certain conditions imposed by the Israeli Ministry of Environmental Protection. Compliance with these conditions may be costly.

In October 2015, the Company filed an application with the Ministry of Environmental Protection for an emissions permit. In January 2016, the Company received a notice of non-compliance from the Ministry of Environmental Protection, stating that the application was incomplete and that the Company is in breach of the Clean Air Law, 5768-2008 and the Licensing of Businesses Law, 5728-1968. The Company submitted an amended application and conducted discussions with the Ministry of Environmental Protection throughout 2016 and 2017. The Company received the emissions permit in July 2017.

In March 2019, representatives of the Ministry of Environmental Protection inspected the Company’s premises and as a result issued a warning of a breach of the Clean Air Law, 5768-2008 and a warning of a breach of the Hazardous Materials Law (1993). The Company was invited to a hearing at the Ministry during August 2019. During May 2020 and July 2020, representatives of the Ministry inspected the premises again. In September 2020 the Ministry issued a warning related to an alleged breach of the Clean Air Law, the Hazardous Materials Law (1993), the Water Law and the Business Permit Law. The Company attended another hearing at the Ministry on November 9, 2020. Following that hearing, the district manager issued a protocol stating that he will recommend that the Ministry impose fines on the Company. The Company requested that the district manager and Ministry reconsider the district manager’s decision, taking into account the corrective measures the Company has taken.

During June 2021 representatives of the Ministry of Environmental Protection inspected the Company’s premises and as a result issued a letter that includes summary of findings, request for Company’s reply and corrective actions required to be made by the Company. During August 2021 the Ministry requested the Company to provide financial information, due to their intention to impose fines on the Company. The Company recorded a provision according to its legal advisor's opinion.

The Company believes that the issue will be resolved but there can be no assurance that its position will be accepted. If the Company is found to be in violation of environmental laws in the future, it could be liable for fees, fines, damages, costs of remedial actions and a range of potential penalties, and could also be subject to revocation of permits necessary to conduct our business or any part thereof.

Employee related matters

In May 2008, June 2019 and November 2019, lawsuits were filed by three employees alleging that they had suffered personal injuries during their employment and they are seeking aggregate financial compensation of approximately $ 120 for past damages and additional amounts for future lost income, pain and suffering as the court may determine.

Five other employees notified the Company in January 2011 and December 2019, that they allegedly suffered personal injuries during their employment with the Company. Of these five employees, two are seeking compensation of $1,716 and the others did not state their claim amount.

The above-mentioned claims were submitted to the Company’s insurance company, which informed the Company that it is reviewing the statements of claim without prejudicing its rights to deny coverage.

During the period February 2019 through April 2021, two former employees filed law suits seeking additional payments in connection with their employment with the Company and subsequent termination. The aggregate amount claimed in the two law suits is approximately $355. The Company recorded a provision according to its legal advisor's opinion.